Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Financial Information Of Guarantor Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended				4 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010	Jan. 02, 2009	Dec. 31, 2010 Parent Company [Member]	Oct. 01, 2010 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Jan. 02, 2011 Parent Company [Member]	Jan. 02, 2010 Parent Company [Member]	Jan. 02, 2009 Parent Company [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Oct. 01, 2010 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member]	Jan. 02, 2011 Guarantor Subsidiaries [Member]	Jan. 02, 2010 Guarantor Subsidiaries [Member]	Jan. 02, 2009 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Oct. 01, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Jan. 02, 2011 Non-Guarantor Subsidiaries [Member]	Jan. 02, 2010 Non-Guarantor Subsidiaries [Member]	Jan. 02, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Eliminations [Member]	Oct. 01, 2010 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member]	Dec. 31, 2009 Eliminations [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Mar. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 02, 2011 Successor [Member]	Oct. 01, 2010 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Jan. 02, 2010 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Products					$ 28	$ 172		$ 221				$ 315	$ 1,009		$ 1,334				$ 1,679	$ 4,698		$ 5,432				$ (245)	$ (777)		$ (924)				$ 1,777		$ 7,532							$ 5,102	$ 6,063
Services					1	142		265				0			0				0			0				0			0				1		0							142	265
Net sales					29	314	194	486				315	1,009	1,497	1,334				1,679	4,698	7,045	5,432				(245)	(777)	(1,204)	(924)	1,909	2,046	1,850	1,778	1,727	7,532			0	1,632	1,834	1,778	5,244	6,328
Products					381	214		408				124	637		912				1,273	4,481		5,053				(245)	(777)		(924)				1,533		6,914							4,555	5,449
Services					1	140		261				0			0				0			0				0			0				1		0							140	261
Cost of sales					382	354	391	669				124	637	1,200	912				1,273	4,481	6,527	5,053				(245)	(777)	(1,204)	(924)				1,534		6,914							4,695	5,710
Gross margin					(353)	(40)	(197)	(183)				191	372	297	422				406	217	518	379								139	192	143	244	144	618			3	36	102	408	549	618
Selling, general and administrative expenses					37	83	102	80				25	44	67	62				45	136	218	179											107		387							263	321
Restructuring expenses					1	5		33					1		8				26	8	24	39											27		24							14	80
Reorganization Items, Continuing Operations						(8,594)		60					9,402							(1,746)																						(938)	60
Other (Income) Expense, Net					14	21	3	(20)					(1)	(6)					(1)	2	(2)						0	0					13		(5)							22	(20)
Deconsolidation gain	(8)						0	(95)						0							(8)							0					0		(8)							0	(95)
Asset Impairments						4		0							5							5							0				0		0							4	10
Reimbursement from escrow account								62																																			62
Operating income					(405)	8,441	(302)	(179)				166	(9,074)	236	347				336	1,817	286	156											97		220							1,184	324
Interest expense, net					13	181	38	109				(4)	(19)	(12)	(9)					(3)	1	6					0	0	0				9		27							159	106
Loss on debt extinguishment							24							0							0							0							24
Equity in net income of non-consolidated affiliates						1		(1)											41	104	168	82											41		168							105	81
Income (loss) before income taxes and earnings of subsidiaries					(418)	8,261	(364)	(289)				170	(9,055)	248	356				377	1,924	453	232								81	78	80	129	98	337			1,090	(101)	(125)	266	1,130	299
Provision for income taxes					(3)	2		(3)				1			1				26	146	127	74											24		127							148	72
Income (loss) before earnings of subsidiaries					(415)	8,259	(364)	(286)				169	(9,055)	248	355				351	1,778	326	158											105		210							982	227
Equity in earnings of consolidated subsidiaries					507	(7,273)	490	445				58	1,371	172	477											(565)	5,902	(662)	(922)
Income from continuing operations					92	986	126	159				227	(7,684)	420	832				351	1,778	326	158				(565)	5,902	(662)	(922)	56	44	52	105	58	210			1,063	(147)	(174)	240	982	227
Loss from discontinued operations, net of tax					(6)	(46)	(46)	(31)				7	63	57	9				(1)	(3)	(67)	(21)				0	0	0	0				0		(56)							14	(43)
Net income (loss)					86	940	80	128				234	(7,621)	477	841				350	1,775	259	137				(565)	5,902	(662)	(922)				105		154							996	184
Net income attributable to non-controlling interests																			19	56	74	56											19		74							56	56
Net income (loss) attributable to Visteon Corporation					86	940	80	128				234	(7,621)	477	841				331	1,719	185	81				(565)	5,902	(662)	(922)				86		80							940	128
ASSETS
Cash and equivalents	723	962	905	1,180	153	64	114	353	153	353	647	81	55	55	76	81	76	40	671	747	554	533	671	533	493								905	723	723	905	866	866				866		962
Accounts receivable, net	1,063		1,092		160		235					956		540					1,204		1,007					(1,228)		(719)
Inventories, net	381		364		16		18					25		25					323		338
Other current assets	327		341		93		29					28		53					220		245							0
Total current assets	2,494		2,702		422		396					1,090		673					2,418		2,144					(1,228)		(719)
Property and equipment, net	1,412		1,576		104		89					105		81					1,367		1,242
Investment in affiliates					2,357		1,873					1,193		1,533												(3,550)		(3,406)
Equity in net assets of non-consolidated affiliates	644		439																439		644
Intangible assets, net	353		402		90		82					76		59					236		212
Other non-current assets	66		89		65		14					439		23					55		55					(470)		(26)
Total assets	4,969		5,208		3,038		2,454					2,903		2,369					4,515		4,297					(5,248)		(4,151)
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	87		78		644		90					10		13					247		217					(823)		(233)
Accounts payable	1,010		1,203		186		170					198		210					1,218		1,116					(399)		(486)
Other current liabilities	456		561		142		70					34		21					391		365					(6)
Total current liabilities	1,553		1,842		972		330					242		244					1,856		1,698					(1,228)		(719)
Long-term debt	512		483		472		497												481		41					(470)		(26)
Employee benefits	495		526		307		301					74		47					145		147
Other non-current liabilities	412		407		27		19					5		5					375		388
Total Visteon Corporation shareholders’ equity	1,307		1,260		1,260		1,307					2,582		2,073					968		1,333					(3,550)		(3,406)
Non-controlling interests	690		690																690		690
Total shareholders' equity	1,997		1,950		1,260		1,307					2,582		2,073					1,658		2,023					(3,550)		(3,406)					1,950	1,997	1,997		1,772						(455)		(623)
Total liabilities and shareholders' equity	4,969		5,208		3,038		2,454					2,903		2,369					4,515		4,297					(5,248)		(4,151)
Net cash provided from operating activities		141			79	(309)	(163)	(223)				21	(99)	(75)	(68)				54	428	413	432											154		175							20
Investing activities
Capital expenditures		(151)			(2)	(4)	(4)	(11)				(2)	(5)	(12)	(7)				(88)	(108)	(242)	(133)											(92)		(258)							(117)	(151)
Dividends received from consolidated affiliates						44	109					8	129	173	103						0					(8)	(173)	(282)	(103)						0
Cash Divested from Deconsolidation		(11)					0							0							(52)	(11)						0							(52)
Acquisitions of joint venture interests		(30)					0							0						(3)	(29)	(30)						0							(29)							(3)
Proceeds from divestitures and assets sales		69				11		1					1		1				16	33	14	67											16		14							45
Other							0							0							6							0							6
Net cash used by investing activities		(123)			(2)	51	105	(10)				6	125	161	97				(72)	(78)	(315)	(107)				(8)	(173)	(282)	(103)				(76)		(331)							(75)
Financing activities
Cash restriction, net		(133)			11	12	58	(94)											5	31	(7)	(39)											16		51							43
Short term debt, net		(19)																	6	(9)	17	(19)											6		17							(9)
Proceeds from (payments on) DIP facility, net of issuance costs		71				(75)		71																																		(75)
Proceeds from issuance of debt, net of issuance costs		57				472	492	30						0						9	11	27						0							503							481
Principal payments on debt		(173)			(1)	(1,628)	(501)	(21)											(60)	(23)	(12)	(152)											(61)		(513)							(1,651)
Proceeds from rights offering, net of issuance costs						1,190	(33)							0							0							0							(33)							1,190
Dividends paid to consolidated affiliates		0			0	0	0	0				0	(44)	(109)	0				(8)	(129)	(173)	(103)				8	173	282	103				0		0							0
Other		(62)			2	(2)	3	(47)							7				(3)	(19)	(31)	(22)											(1)		(28)							(21)
Net cash used by financing activities		(259)			12	(31)	19	(61)					(44)	(109)	7				(60)	(140)	(195)	(308)				8	173	282	103				(40)		(3)							(42)
Effect of exchange rate changes on cash and equivalents		23										(1)	(3)	(3)					2	4	(20)	23											1		(23)							1
Net (decrease) increase in cash and equivalents		(218)			89	(289)	(39)	(294)				26	(21)	(26)	36				(76)	214	(117)	40											39		(182)							(96)
Foreign currency translation adjustments					1	14	(42)	(119)				0	(248)	(47)	(116)				12	7	(67)	(106)				(10)	247	103	233				3		(53)							20	(108)
Benefit plans					50	(232)	(26)	92				44	(138)	(3)	196				41	(8)	(5)	100				(84)	146	8	(296)				51		(26)							(232)	92
Unrealized hedging gains (losses) and other					(1)	2	(7)	12				0	0	(8)	7				0	5	(10)	0				0	(2)	16	(9)				(1)		(9)							5	10
Other comprehensive (loss) income					50	(216)	(75)	(15)				44	(386)	(58)	87				53	4	(82)	(6)				(94)	391	127	(72)				53		(88)							(207)	(6)
Comprehensive income					136	724	5	113				278	(8,007)	419	928				403	1,779	177	131				(659)	6,293	(535)	(994)				158		66							789	178
Comprehensive income attributable to noncontrolling interests					0	0	0	0				0	0	0	0				22	65	61	65				0	0	0	0				22		61							65	65
Comprehensive income attributable to Visteon Corporation					$ 136	$ 724	$ 5	$ 113				$ 278	$ (8,007)	$ 419	$ 928				$ 381	$ 1,714	$ 116	$ 66				$ (659)	$ 6,293	$ (535)	$ (994)				$ 136		$ 5							$ 724	$ 113